Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events	Subsequent events
After the date of the balance sheet through the date of issuance of these consolidated financial statements, 406,980 Class A shares were issued as a result of options exercised and RSUs released.
On February 1, 2026, the supervisory board approved equity awards for our managing directors consisting of share options totaling 6,833,330 Class A shares, which vest annually in two equal increments beginning on June 30, 2028. Additionally, RSUs were approved totaling 7,958,380 Class A shares, which vest annually in two equal increments beginning on June 30, 2028 and an additional 6,563,620 Class A shares, which cliff vest on June 30, 2027.